Summary of Significant Accounting Policies - Reconciliation of Liability Measured at Fair Value on Recurring Basis Using Significant Unobservable Inputs (Level 3) (Detail) - USD ($)	6 Months Ended	12 Months Ended
	Nov. 30, 2015	May. 31, 2015
Fair Value, Liabilities Measured on Recurring Basis, Unobservable Input Reconciliation [Line Items]
Beginning Balance	$ 2,008,907
Fair value adjustments	(646,505)	$ 838,643
Ending Balance		2,008,907
Conversion Features one
Fair Value, Liabilities Measured on Recurring Basis, Unobservable Input Reconciliation [Line Items]
Note conversion	(521,133)
Conversion Features two
Fair Value, Liabilities Measured on Recurring Basis, Unobservable Input Reconciliation [Line Items]
Note conversion	$ (841,269)
Note issuance, September 26, 2014
Fair Value, Liabilities Measured on Recurring Basis, Unobservable Input Reconciliation [Line Items]
Note issuance		767,038
Note issuance, February 6, 2015
Fair Value, Liabilities Measured on Recurring Basis, Unobservable Input Reconciliation [Line Items]
Note issuance		$ 403,226